FAIR VALUE MEASUREMENTS (Narrative) (Details) - Seculert Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration discount rate	16.00%
Net income	$ 431
Benefit		$ 240